Consolidated Statements of Cash Flows - USD ($) $ in Thousands			12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Cash flows from operating activities:
Net loss		$ 1,287	$ (101,495)	$ (54,738)	$ (56,025)	[1]
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization			24,966	26,982
Amortization of contract costs			1,136	827
Amortization of finance lease right-of-use assets			743	0
Non-cash interest income			(2,712)	(2,983)
Non-cash interest expense			1,477	9,949
Non-cash rent expense			21,199	18,278
Gain on lease termination			(133)	(29)
Loss (Gain) on aircraft held for sale			2,795	(13,905)
Change in fair value of derivative liability			0	14,589
Provision for credit losses			2,190	2,557
Realized losses on investment securities			59	238
Change in fair value of warrant liability			1,467	334
Gain on extinguishment of debt			0	(14,843)
Stock-based compensation			753	882
Gain on forgiveness of CARES Act loan			0	(339)
Changes in operating assets and liabilities, net of effects from acquisitions:
Other receivables			(2,680)	465
Parts and supplies inventory			(516)	730
Prepaid expenses and other current assets			(123)	344
Operating lease liabilities			(21,166)	(16,353)
Other assets			(335)	(187)
Other current liabilities			(756)	2,416
Other non-current liabilities			13,630	13,051
Net cash flows from operating activities			(10,929)	8,665
Cash flows from investing activities:
Capitalized development costs			(492)	(802)
Purchases of property and equipment			(56,666)	(83,636)
Proceeds from sales of property and equipment			50,776	41,964
Purchases of engine overhauls			(24,508)	(20,791)
Finance lease direct initial costs			(385)	0
Purchases of investments			(61,878)	(103,951)
Proceeds from sale of investments			70,083	105,185
Notes receivable paydowns			15,201	0
Net cash flows from investing activities			(7,869)	(62,031)
Cash flows from financing activities:
Proceeds from Merger, net of transaction costs			0	8,350
Proceeds from issuance of debt			71,413	131,840
Repayment of debt			(57,743)	(56,660)
Payment of deferred financing costs			0	(3,261)
Payment of debt issuance costs			(849)	(1,096)
Proceeds from notes receivable noncontrolling interest			0	4,181
Cash contributions from members			0	3,959
Cash distributions to members	[2]		0	(33,662)
Principal payments from finance leases			(9,048)	0
Cash contributions - noncontrolling interests			6,485	9,541
Cash distributions - noncontrolling interests			(19,771)	(21,379)
Proceeds from preferred temporary equity issuance, net of issuance costs			48,379	0
Net cash flows from financing activities			38,866	41,813
Net decrease in cash and cash equivalents			20,068	(11,553)
Cash and cash equivalents at beginning of period			11,626	23,179	$ 23,179
Cash and cash equivalents at end of period		11,626	31,694	11,626
Supplemental disclosure of cash flow information:
Cash paid for interest			19,706	12,274
Non-cash investing and financing activities:
Reclassification of LGM Enterprises, LLC members' deficit to accumulated deficit in connection with the Merger			0	80,748
Non-cash directors and officers insurance			2,032	2,518
Conversion of Bridge Notes held by affiliates of EGA Sponsor into shares of flyExclusive Class A common stock in connection with the Merger			0	83,267
Conversion of Bridge Notes held by non-affiliates into shares of flyExclusive Class A common stock in connection with the Merger			0	12,236
Conversion of LGM Common Units to flyExclusive Class B Common Stock in connection with the Merger			0	6
Initial value of short-term notes payable - related party recognized in connection with the Merger			0	3,947
Initial public and private placement warrant liabilities recognized in connection with the Merger			0	2,248
Exchange of EGA public warrants for flyExclusive Class A common stock			371	82
flyExclusive Class A common stock issued on cashless exercise of public warrants			4,337	0
Redeemable noncontrolling interest resulting from the Merger			0	42,431
Accretion of Redeemable non controlling interest to redemption amount		5,826	268,423	5,826
Excise tax payable		$ 1,032	156	1,032
Non-cash transfer of aircraft and related debt	[2]		0	6,589
Payable to underwriter as reimbursement for shares purchased on Closing Date			0	17
Equity-classified obligation - Amended Underwriting Agreement			0	3,324
Prepaid expenses assumed in connection with the Merger			0	70
Accounts payable assumed in connection with the Merger			0	1,092
Other current liabilities assumed in connection with the Merger			0	1,642
Non-cash impact of specific incremental costs directly attributable to the offering of securities in connection with the closing of the Merger as reduction to APIC			0	4,528
Transfers from prepaid engine overhaul to property and equipment			10,764	11,409
Change in purchases of property and equipment in accounts payable			14,570	930
Unrealized change in fair value of available-for-sale securities			13	407
ROU assets obtained in exchange for operating lease liabilities			14,866	48,807
ROU assets obtained in exchange for finance lease liabilities			16,039	0
Non-cash exchanges of aircraft ownership interests			0	7,319
Non-cash exchanges of non-controlling ownership interests			20,734	0
Non-cash aircraft sale-leaseback transactions			0	23,100
Transfer of fixed assets and prepaid engine overhauls to held for sale			42,960	0
Series A Preferred Stock
Non-cash investing and financing activities:
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity			3,259	0
Series B Preferred stock
Non-cash investing and financing activities:
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity			1,233	0
Fractional Ownership
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue			45,788	33,338
Guaranteed Revenue Program
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue			0	(37,500)
Private Placement Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability			(173)	130
Public Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability			3,607	204
Penny Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability			(1,967)	0
Penny Warrants | Series A Preferred Stock
Non-cash investing and financing activities:
Issuance of penny warrants in connection with Series A Preferred temporary equity issuance			3,746	0
Nonrelated Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable			(1,175)	13,240
Accounts payable			4,693	7,680
Related Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable			(734)	3,714
Accounts payable			$ 0	$ (72)

[1]	The Merger occurred on December 27, 2023. As a result, net loss for the year ended December 31, 2023 was attributed to the pre-Merger period from January 1, 2023 through December 27, 2023 and to the post-Merger period from December 28, 2023 through December 31, 2023. During the pre-Merger period, net loss was attributable to LGM Enterprises, LLC and its noncontrolling interests. During the post-Merger period, net income was attributable to flyExclusive, Inc. and its noncontrolling interests and redeemable noncontrolling interest. Refer to the table below for the attribution of net income (loss) to controlling interests (LGM Enterprises, LLC for the pre-Merger period and flyExclusive, Inc. for the post-Merger period), noncontrolling interests, and redeemable noncontrolling interest during the pre-Merger and post-Merger periods.

(in thousands)	Controlling Interests	Noncontrolling Interests	Redeemable noncontrolling interest	Total
Net loss of LGM Enterprises, LLC attributed to the pre-Merger period from January 1, 2023 through December 27, 2023	$(47,134)	$(8,891)	$—	$(56,025)
Net income (loss) of flyExclusive, Inc. attributed to the post-Merger period from December 28, 2023 through December 31, 2023.	299	(92)	1,080	1,287
Total net income (loss) for the year ended December 31, 2023	$(46,835)	$(8,983)	$1,080	$(54,738)

[2]	Cash distributions to members for the year ended December 31, 2023 excludes the non-cash distribution to members of an aircraft, net of the aircraft's related debt, of $6,589. As such, total cash and non-cash distributions to members totaled $40,429, which consist of the non-cash distributions of $6,589 plus the cash distributions of $33,662